Shareholder Report, Average Annual Return (Details)	12 Months Ended	50 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(5.78%)	0.72%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(11.98%)	(0.68%)
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent	(0.03%)			9.71%	7.71%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	0.24%		5.56%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	(0.04%)	2.17%
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent	(6.65%)			12.17%	10.32%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	(6.44%)		6.08%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	(6.62%)	0.75%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	8.25%			18.59%	12.50%
MSCI EAFE Price (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Average Annual Return, Percent	2.19%			9.01%	2.64%
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price
Average Annual Return, Percent	6.89%			11.44%	7.93%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	8.25%		13.84%
MSCI EAFE Price (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Average Annual Return, Percent	2.19%		5.89%
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price
Average Annual Return, Percent	6.89%		8.36%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	8.25%	10.75%
MSCI EAFE Price (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Average Annual Return, Percent	2.19%	2.10%
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price
Average Annual Return, Percent	6.89%	6.33%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	8.25%			18.59%	12.50%
MSCI EAFE Price (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Average Annual Return, Percent	2.19%			9.01%	2.64%
90% S&P500/10% MSCI EAFE Price [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	90% S&P500/10% MSCI EAFE Price
Average Annual Return, Percent	7.70%			17.65%	11.51%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	8.25%		13.84%
MSCI EAFE Price (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Average Annual Return, Percent	2.19%		5.89%
90% S&P500/10% MSCI EAFE Price [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	90% S&P500/10% MSCI EAFE Price
Average Annual Return, Percent	7.70%		13.06%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	8.25%	10.75%
MSCI EAFE Price (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Average Annual Return, Percent	2.19%	2.10%
90% S&P500/10% MSCI EAFE Price [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	90% S&P500/10% MSCI EAFE Price
Average Annual Return, Percent	7.70%	9.90%